Loans Payable - Schedule of Future Minimum Principal Payments of Loans Payable (Details) (10-K)	Dec. 31, 2018 USD ($)
Debt Disclosure [Abstract]
2019	$ 893,995
2020	150,000
2021	100,000
2022
2023
Total payment	$ 1,143,995